S000000586 [Member] Investment Objectives and Goals - BARON FIFTH AVENUE GROWTH FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron Fifth Avenue Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment goal of Baron Fifth Avenue Growth Fund® (the “Fund”) is capital appreciation through investments primarily in securities of large-sized growth companies.